Other payables	12 Months Ended
Mar. 31, 2020
Other payables
Other payables

9.Other payables

Other payable consisted of the following:

	As of March 31,
	2020	2019
Rental fee payable	$136,278	$—
Promotion fee payable	80,720	143,710
Welfare payables	3,095	7,835
Others	7,432	—
Total	$227,525	$151,545